SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)           Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)         Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and VIEs for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

The Group evaluates the need to consolidate certain VIEs in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Details of certain key agreements between the Group and its VIEs, which include Mecox Lane Information, Mecox Lane Shopping, Shang Xun, and Rampage Shopping, are as follows:

Power of Attorney:      The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and appointment of the VIEs’ chief officer.

Share Pledge Agreement:      The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements.

Exclusive Technical Consulting and Services Agreement:     The Company provides the VIEs with technical consulting and information services. The Company is the exclusive provider of these services. The initial term of these agreements is 10 years. In consideration for those services, the VIEs agree to pay the Company service fees and pledged their equity interests in the VIEs as collateral for payment.

Business Loan Agreement:      Loans were granted to the equity owners of the VIEs to provide the funds necessary to capitalize the VIEs. The Company has the option to acquire the VIEs for an amount equal to the loans granted when and if the Chinese government lifts its foreign ownership restrictions on relative to Internet content provision and physical store development businesses in the PRC. Upon acquisition, the Business Loan Agreements will be cancelled.

The Company participated significantly in the design of these VIEs. Based on these series of agreements, the shareholders of the VIEs grant the Company powers of attorney to exercise all their rights as shareholders of the VIEs, including the right to appoint board members and senior management members. Thus the Company has the ability to effectively control the VIEs. The Company is also able to receive the economic benefits of these VIEs, because its ability to effectively determine the services fees payable by the VIEs to the Company under the exclusive business cooperation agreements and exclusive service agreement, which are part of the contractual arrangements. Therefore, Company has determined that it is the primary beneficiary of the aforementioned entities and has consolidated their respective results from the date of initial involvement or date of establishment. As of December 31, 2010 and 2011, total assets and liabilities of the VIEs are as follows:

	December 31, 2010	December 31, 2011
	$	$
Cash and cash equivalents	3,075,183	3,449,087
Accounts receivable—net	838,407	1,394,375
Other receivables	4,927,232	5,029,346
Merchandise inventory	4,985,881	2,756,050
Property and equipment—net	3,066,663	2,726,201
Other non-current assets	1,444,624	1,196,974
Total Assets	18,337,990	16,552,033
Accounts payable	1,633,946	4,886,576
Advances from customers	2,966,255	1,790,998
Amount due to related parties	8,529	—
Accrued expenses	3,743,696	5,378,698
Other current liabilities	3,305,520	4,142,652
Income taxes payable	126,898	107,032
Total Liabilities	11,784,844	16,305,956

(c)       Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amount revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include useful lives and impairment for long-lived assets, inventory valuation, accruals for sales returns, and valuation allowance for deferred tax assets.

(d)      Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)       Short-term investments

Short-term investments consist of structured time deposits maintained in a bank having maturities of greater than three months when purchased. The structured time deposits are classified as held to maturity debt securities and are carried at amortized cost, which is equivalent to their initial acquisition cost.

(f)     Merchandise inventories

Merchandise inventory is stated at the lower of cost or market. Cost of merchandise inventory is determined using the weighted-average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and broken assortments, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of goods sold in the consolidated statements of operations.

The Company recorded $0.4 million, $0.9 million and $7.9 million of inventory write-downs and shortages in 2009, 2010 and 2011, respectively.

(g)    Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years

(h)    Prepaid land use right

Prepaid land use right represents prepayments for the land where the Group’s logistic center is located. The prepayment is amortized over its lease period of 50 years.

(i)     Acquired intangible assets

Acquired intangible assets consist primarily of trademarks, and computer software carried at cost less accumulated amortization. Amortization for trademarks and computer software is computed using the straight- line method over the license period of five years.

(j)     Asset Retirement Obligations

The Group records an asset retirement obligation when it has a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. The Group’s asset retirement obligations are primarily associated with leasehold improvements for which, at the end of a lease, the Group is contractually obligated to remove in order to comply with the lease agreement. The Group recognizes asset retirement obligations at the inception of a lease with such conditions, if a reasonable estimate of fair value can be made. The Group’s asset retirement obligation was immaterial for all periods presented.

(k)    Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded an impairment loss for its leasehold improvements in the amount of $81,870 for the year ended December 31, 2011.

(l)       Franchise

The Group enters into franchise agreements with unaffiliated franchisees to operate under the Group’s brand names. Under these agreements, the Group charges its franchisees nominal upfront fees for the use of the Group’s information system, which is amortized ratably over the franchise agreement period. Further, key aspects of the agreements provide that (i) the Group is required to approve the location of the franchisee stores, (ii) the franchisee stores may only sell to end customers and may not make bulk sales or internet sales, (iii) the Group will provide training of the store supervisor, as appointed by the franchisee, and store personnel, (iv) the Group will provide fashion trend updates and training on new products and (v) the franchisee will bear the cost of items (iii) and (iv). The Group is not involved in the daily operations nor does it participate in the decision making process of the franchisees.

The Company offers discounts to all of the franchisees at fixed percentage of retail price of the merchandise sold, and requires all of the franchisees to make full payment prior to the delivery of products.

(m)   Revenue recognition

The Group recognizes revenue from the sale of both its own and third-party apparel and accessories, home products, healthcare products and other merchandise through its online platform, including its customer service centers and internet website, and from the sale of merchandise through its stores. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers when sales are made through its online platform. The Group accepts credit card and debit card payments or cash-on-delivery (“COD”) for products ordered through its website and customer service center. Credit and debit card receivables as of December 31, 2010 and 2011 are immaterial. The Group normally collects credit and debit card receivables within three to four days after the sale. Credit and debit card processing fees are recorded in selling, general and administrative expenses and were immaterial for all periods presented. For COD sales, the delivery service providers are responsible for collecting payment from the customer at the point of delivery. The Group estimates and defers revenue and the related product costs for shipments that are in-transit to the customer. Revenue is recognized at the time the customer receives the product which is typically within a few days of shipment. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. The Company pays a fee to the delivery service provider and records such fee in cost of goods sold.

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions when selling third-party products. The Group records such sales on a gross basis because the Group has several, if not all, of the following indicators for gross reporting: is primarily obligated in the transaction, is subject to inventory risk and has latitude in establishing prices and selecting suppliers.

The Group recognizes revenue from its own retail stores at the point of sale.

The Group allows customers from its online platform and own retail stores to return product within 10 to 30 days of the sale, depending on the nature of the customer. The Group estimates sales returns for such sales based on its own historical return experience.

The Group recognizes revenues from sales to franchisees upon sale to the ultimate customer when products are held by the franchisee on a consignment basis as the consignment agreements allows the franchisee to return 100% of unsold merchandise at any given point of time. Consignment sales are recorded net of the amount retained by the franchisee, which is calculated based on a fixed percentage of the retail price of the merchandise sold. Sales to franchisees on a non-consignment basis are recognized as revenue upon delivery.

Other franchisees are permitted to return product within certain windows of time, generally based upon the seasons of the year, limited to 10% of the specific order placed. The Group records the full 10% of the sales price as reduction of revenue based on historical return experience.

(n)    Shipping and handling costs

Revenues include fees charged to customers for shipping and handling. Shipping and handling costs incurred for sale of products and recognized as cost of goods sold was $10,027,266, $13,751,444 and $15,190,748 for the years ended December 31, 2009, 2010 and 2011, respectively.

(o)    Discount coupons and membership points

The Group voluntarily provides discount coupons as sales incentives to selected customers. These coupons can only be utilized in conjunction with a subsequent purchase and are recorded as a reduction of revenues at the time of use.

The Group has established a customer loyalty program wherein a customer earns 10 points for each Renminbi (“RMB”) spent. The Group regularly prices certain of its products at a combination of price plus points, the combination of which is solely at the Group’s discretion. Points can only be redeemed in connection with a subsequent purchase and only to the extent the points earned in a current transaction are less than the number of points required to acquire the product(s) in such transaction. Such instances have represented a minor portion of the Group’s sales transactions for all periods presented. Further, the points have no defined monetary value which would permit a customer to obtain a calculated discount per point or any form of free product. The Group accrues a liability for the estimated value of the points earned and expected to be redeemed. As of December 31, 2010 and 2011, accrued liability for the Group’s customer loyalty program was $241,181 and $67,755, respectively.

(p)    Expense classification

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold		Selling, General and Administrative Expenses
•	Cost of merchandise sold;	•	Payroll, bonus and benefit costs for retail and corporate associates;
•	Merchandise inventory write-down and shortage; and	•	Occupancy costs for retail, distribution center and corporate facilities;
•	Customer shipping and handling costs.	•	Sample development costs
		•	Advertising and marketing costs;
		•	Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
		•	Legal, finance, information systems and other corporate overhead costs.

Purchasing, receiving and warehousing costs included in selling, general and administrative expenses were $7,407,601, $8,792,801, and $10,189,464 for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)       Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expense was $20,834,714, $23,987,328 and $28,951,702 for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)        Store pre-opening costs

Non-capital expenditures, such as rent, advertising and payroll costs incurred prior to the opening of a new store are charged to expense in the period they are incurred. Such costs were immaterial for the years ended December 31, 2009, 2010 and 2011.

(s)        Foreign currency translation

The functional currency of the Company, eMecoxLane and Clarence are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the VIEs is the RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial statements of the subsidiaries and the VIEs have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollar based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. Their statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $83,967,696 and $39,230,288 at December 31, 2010 and 2011, respectively.

(t)        Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

(u)    Value added taxes

The Company’s PRC subsidiaries are subject to value added tax at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of consolidated balance sheets.

(v)      Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances from non-owner sources. Comprehensive income includes net income and foreign currency translation adjustments.

(w)     Concentration credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and advances to suppliers. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(x)     Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Group did not have any material financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2010 and 2011. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, short-term investments, other receivables, accounts payable and other payables are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

(y)       Share-based compensation

The Group’s share-based payment transactions are measured based on the grant-date fair value of the award. The fair value of the award, net of estimated forfeitures, is recognized as compensation expense over the period during which the recipient is required to provide services in exchange for the award, which is generally the vesting period.

Upon modification, the incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. The incremental compensation cost is recognized in the period the modification occurs for the vested award or over the remaining vesting period for the nonvested award.

(z)        Operating leases

Minimum rental expenses are recognized ratably over the lease term. The Group begins recognizing rental expense upon taking possession of the property, which generally includes a construction period prior to store opening. When a lease contains a predetermined fixed escalation of the minimum rent, the Group recognizes the related rent expense on a straight-line basis and records the difference between the recognized rental expense and the amounts payable under the lease as a short-term or long-term deferred rent liability. The Group also receives lease incentives upon entering into certain store leases which are recorded on a straight-line basis as a reduction to rent expense over the term of the lease.

Certain leases provide for contingent rents that are not measurable at inception. These contingent rents are primarily based on a percentage of sales that are in excess of a predetermined level. These amounts are excluded from minimum rent and are included in the determination of rent expense when it is probable that the expense has been incurred and the amount is reasonably estimable.

(aa)     Earnings per share

The Company’s Series B, C and D convertible non-redeemable preference shares contained provisions that did not permit payment of dividends to ordinary shareholders without first paying an undefined dividend to the preferred shareholders. The Group has computed basic earnings per share using the two-class method assuming (i) the preference shares are participating securities and (ii) the preferred shareholders would require a dividend that is at least equal to what they would receive on an as-if converted basis. Diluted earnings per share is computed using the more dilutive of the two-class method or the if-converted method. Upon the consummation of the Company’s initial public offering on October 26, 2010, each of the Series B, Series C and Series D preference shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

(ab) Recently issued accounting standards

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU is the result of joint efforts by the FASB and International Accounting Standard Board (“IASB”) to develop a single, converged fair value framework-that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands Accounting Standards Codification (“ASC”) 820, Fair Value Measurement’s, existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRSs”). However, some could change how the fair value measurement guidance in ASC 820 is applied. The ASU is effective for interim and annual periods beginning after December 15, 2011 for public entities. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. The Group does not believe that adoption of these ASUs will have a material effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.